Income taxes - Unrecognized Deferred Income Tax Assets (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 0	$ 0	$ 0
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,647,471	0	0
Convertible debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	250,729	0	0
Reserves and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	233,840	84,464	24,164
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	97,360	0	0
Transaction Costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,000,000
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	25,454,491	3,613,127	1,002,981
Before Offset Amount | Tax losses and credits carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,341,855	3,799,216	1,163,353
Before Offset Amount | Plant and equipment, due to differences in amortization
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,732,757)	(205,158)	(184,536)
Before Offset Amount | Right of use assets, net of lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	615,993		0
Deferred tax liabilities		(65,395)
Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(25,454,491)	(3,613,127)	(1,002,981)
Canada Revenue Agency
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit carryforward, amount	49,000,000	$ 13,000,000	$ 4,000,000
Internal Revenue Service
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	$ 5,000,000